CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Shares of common stock to be issued upon exercise of warrants	1,400,000
Face value amount, 8% convertible debentures	$ 1,000,000